Long-Term Debt (Parenthetical) (Detail) (USD $)	Sep. 30, 2013 Credit Facility Term Loan Facility, due March 2016	Sep. 30, 2012 Credit Facility Term Loan Facility, due March 2016	Sep. 30, 2013 Senior Secured Notes 2009 11 1/2% Second Lien Senior Secured Notes, due November 2017	Sep. 30, 2012 Senior Secured Notes 2009 11 1/2% Second Lien Senior Secured Notes, due November 2017	Oct. 31, 2009 Senior Secured Notes 2009 11 1/2% Second Lien Senior Secured Notes, due November 2017	Sep. 30, 2013 Senior Secured Notes 2012 11 1/2% Second Lien Senior Secured Notes, due November 2017	Sep. 30, 2012 Senior Secured Notes 2012 11 1/2% Second Lien Senior Secured Notes, due November 2017	Mar. 06, 2012 Senior Secured Notes 2012 11 1/2% Second Lien Senior Secured Notes, due November 2017	Sep. 30, 2013 Senior Secured Notes 2012 10 1/2% Third Lien Senior Secured Notes, due December 2016	Sep. 30, 2012 Senior Secured Notes 2012 10 1/2% Third Lien Senior Secured Notes, due December 2016	Mar. 06, 2012 Senior Secured Notes 2012 10 1/2% Third Lien Senior Secured Notes, due December 2016	Sep. 30, 2013 Senior Unsecured Notes 2005 6 1/8% Senior Unsecured Notes, due February 2013	Feb. 28, 2005 Senior Unsecured Notes 2005 6 1/8% Senior Unsecured Notes, due February 2013	Sep. 30, 2013 Senior Unsecured Notes 2013 9 3/4% Senior Unsecured Notes, due September 2021	Aug. 15, 2013 Senior Unsecured Notes 2012 11 % Senior Subordinated Notes, due September 2018	Sep. 30, 2013 Senior Subordinated Notes 2004 7 1/8% Senior Subordinated Notes, due August 2014	Aug. 31, 2004 Senior Subordinated Notes 2004 7 1/8% Senior Subordinated Notes, due August 2014	Sep. 30, 2013 Senior Subordinated Notes 2005 6 7/8% Senior Subordinated Notes, due February 2015	Feb. 28, 2005 Senior Subordinated Notes 2005 6 7/8% Senior Subordinated Notes, due February 2015	Sep. 30, 2013 Senior Subordinated Notes 2012 11 % Senior Subordinated Notes, due September 2018	Sep. 30, 2012 Senior Subordinated Notes 2012 11 % Senior Subordinated Notes, due September 2018	Mar. 06, 2012 Senior Subordinated Notes 2012 11 % Senior Subordinated Notes, due September 2018
Interest rate			11.50%		11.50%	11.50%		11.50%	10.50%		10.50%	6.125%	6.125%	9.75%	9.75%	7.125%	7.125%	6.875%	6.875%	11.00%		11.00%
Unamortized discount	$ 3,005,000	$ 3,988,000	$ 5,000	$ 6,000		$ 8,898,000	$ 10,029,000			$ 7,160,000										$ 4,168,000	$ 5,959,000